Other assets (Tables)	6 Months Ended
Jun. 30, 2021
Other assets
Schedule of other assets

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Current
Partners in joint operations (1)	638,313	534,145
Advanced payments to contractors and suppliers	509,706	503,698
Prepaid expenses	244,957	369,979
Trust funds (2)	281,424	218,158
Related parties (Note 28)	2,469	7,093
Other assets	30,414	30,963
	1,707,283	1,664,036
Non–current
Abandonment and pension funds (3)	410,586	405,376
Trust funds (2)	373,494	338,067
Employee benefits (4)	232,387	221,658
Advanced payments and deposits	54,101	54,392
Judicial deposits and judicial attachments	39,818	42,672
Other assets	22,355	27,949
	1,132,741	1,090,114

(1)	Corresponds to the net value of cash calls and cutbacks generated in relation to the operations carried out with partners through Exploration and Production (E&P) contracts, Technical Evaluations (TEA) contracts and agreements entered in to with the National Hydrocarbons Agency of Colombia (ANH), as well as through association contracts and other types of contracts.
(2)	It mainly includes the resources invested in a trust destined to taxes paid through social and infrastructure projects, payment mechanism for 2019- and 2020-income tax, constituted in compliance with article 238 of Law 1819 of 2016 - Tax Reform.
(3)	Corresponds to Ecopetrol’s share in trusts established to support costs of abandonment of wells and dismantling of facilities as well as the payment of future retirement pensions in some association contracts.
(4)	Corresponds to the benefit of lower interest rates on employee loans, granted by Ecopetrol.